Basis of Presentation	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

FIS is a leading global service provider dedicated to banking and payments technologies, outsourcing and related services. We offer financial institution core processing and ancillary services, card issuer and transaction processing services and strategic consulting services globally.

In March 2015, FIS finalized a reorganization and is streamlining its global operations in response to market conditions and to meet the demand of specific client needs more efficiently. As a result of these changes, information that the Company’s chief operating decision maker regularly reviews for purposes of allocating resources and assessing performance has changed. Therefore, beginning in the first quarter of 2015, the Company will report its financial performance based on our new segments: Integrated Financial Solutions (“IFS”), Global Financial Solutions (“GFS”) and Corporate and Other (Note 18). The segment disclosure contained in these financial statements has been recast for all periods presented according to this new reporting structure.